Guarantees, commitments, pledged assets and contingencies - Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Financial guarantees [member] | Financial standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 16,608	$ 15,502
Commitments to extend credit [member] | Backstop liquidity facilities [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	36,305	36,267
Commitments to extend credit [member] | Credit enhancements [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	1,692	2,128
Commitments to extend credit [member] | Documentary and commercial letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	268	268
Commitments to extend credit [member] | Other commitments to extend credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	225,911	223,954
Other Credit-Related Commitments [Member] | Securities lending indemnifications [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	91,625	107,239
Other Credit-Related Commitments [Member] | Performance guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	7,061	6,955
Other Credit-Related Commitments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 787	$ 391